Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan Disclosure [Line Items]
Profit sharing contribution		3.00%	3.00%	3.00%
Company match of participant contributions	100.00%			50.00%
Expense under plan		$ 679	$ 565	$ 363
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Profit sharing contribution	4.00%			2.00%